Income taxes - Deferred tax assets and liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Non-capital and net capital loss carryforwards	$ 24,478	$ 18,619
Deferred financing costs	0	52
Contract liabilities	572	222
Capital lease obligations	23,207	17,961
Stock-based compensation	3,545	2,985
Other	2,538	2,357
Subtotal	54,340	42,196
Less: valuation allowance	(1,035)	(1,035)
Deferred tax assets, net of valuation allowance	53,305	41,161
Deferred tax liabilities:
Contract assets	3,711	5,231
Assets held for sale	116	1,523
Accounts receivable – holdbacks	96	72
Property, plant and equipment	84,811	61,953
Deferred financing costs	86	0
Deferred tax liabilities, gross	88,820	68,779
Net deferred income tax liability	35,515	27,618
Classified as:
Deferred tax asset	9,272	10,539
Deferred tax liability	(44,787)	(38,157)
Net deferred income tax liability	$ (35,515)	$ (27,618)